Income taxes - Unrecognized tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Income Tax [Abstract]
Deductible temporary differences	$ 295,800	$ 200,408
Non-capital losses	806,279	699,586
Research and development expenditures	61,928	38,837
Unrecognized tax assets	$ 1,164,007	$ 938,831